Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2014
Interest and Finance costs [Abstract]
Interest and Finance Costs
	Year Ended December 31,
	2012	2013	2014
Interest incurred on long-term debt (Note 15)	$8,933	7,264	$14,924
Interest incurred on short-term borrowings (Note 14)	13,141	14,045	13,340
Servicing fees on factoring (Note 4)	1,738	1,563	1,298
Amortization of financing fees (Note 12)	1,037	840	4,455
Amortization of convertible notes discount (Note 15)	-	419	2,297
Bank commissions, commitment fees and other charges	8,582	8,559	6,582
Interest on lease payments (Note 22)	175	83	6
Capitalized interest (Note 8,9 and 11)	(2,414)	(4,700)	(9,004)
Total	$31,192	28,073	$33,898